PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from processing agencies	$ 2,332	$ 4,659
Prepayment to suppliers	1,166	1,525
Interest receivable	297	721
Option exercise receivable	130	663
Rental deposits and prepaid rents	414	339
Staff advance	24	104
Others	826	879
Total	$ 5,189	$ 8,890